Summary Prospectus Supplement dated March 22, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C, P and Y shares of the Fund listed below:
Invesco Summit Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ryan Amerman	Portfolio Manager	2008”

Summary Prospectus Supplement dated March 22, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class S shares of the Fund listed below:
Invesco Summit Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ryan Amerman	Portfolio Manager	2008”

Summary Prospectus Supplement dated March 22, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco Summit Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ryan Amerman	Portfolio Manager	2008”